STOCKHOLDERS EQUITY	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
STOCKHOLDERS EQUITY
STOCKHOLDERS' EQUITY

NOTE 7 – STOCKHOLDERS’ EQUITY

As of June 30, 2026 and December 31, 2025, the Company had 215,342 and 215,342 shares of common stock (Post split), 10,000 and 10,000 shares of Series A Preferred Stock, and 5,000,000 and 5,000,000 shares of Series B Preferred Stock issued and outstanding, respectively.

On May 12, 2023, the Company’s Board of Directors approved a One for Three Hundred (1-for-300) Reverse Stock Split of the issued and outstanding shares of Common Stock.

On October 12, 2023, the Board of Directors authorize an amendment to the articles of Incorporation to specifically increase the authorized shares to One Billion (1,000,000,000), consisting of; (i) Seven Hundred Million (700,000,000) shares of Common Stock, par value $0.0001 per share, Three Hundred Million (300,000,000) shares of preferred stock, par value $0.0001 per share which are issuable in one or more Series; to designate 10,000,000 preferred shares as Series A Preferred Stock and, (iv) to designate 10,000,000 preferred shares as Series B Preferred Stock.

NOTE 8 – STOCKHOLDERS’ EQUITY

As of December 31, 2025 and 2024, the Company had 215,342 and 215,342 shares of common stock (Post split), 10,000 and 10,000 shares of Series A Preferred Stock, and 5,000,000 and 5,000,000 shares of Series B Preferred Stock issued and outstanding, respectively.

Series A Preferred Stock

The Series A Preferred Stock shall rank senior to all Common Stock and any other class of securities that is specifically designated as junior to the Series A Preferred Stock. Series A Preferred Stock shall not have the right to vote on any matters, questions, or proceedings of this Corporation. The holders of shares of Series A Preferred Stock have no dividend rights except as may be declared by the Board in its sole and absolute discretion, out of funds legally available for that purpose. Holders of the Series A Preferred Stock must hold their Preferred shares for a period of eighteen months from the Issuance Date prior to converting their Series A Preferred Shares to Common Shares.  Subject to an ownership limitation of 4.99%, each share of Series A Preferred Stock shall be convertible at the option of the holder thereof and without the payment of additional consideration by the holder thereof, at any time, and from time to time, from and after the One (1) Year anniversary of the Issuance Date, into a number of shares of Common Stock determined by dividing (i) the total number of Series A Preferred Shares being converted by (ii) the Conversion Price (the “Conversion Ratio”). The conversion price for the Series A Preferred Stock (the “Conversion Price”) shall be equal to $1.00 per share, which may be adjusted from time to time. In the event of any liquidation, dissolution or winding up of the Corporation, either voluntary or involuntary, subject to the rights of any existing series of Preferred Stock or to the rights of any series of Preferred Stock which may from time to time hereafter come into existence, the holders of the Series A Preferred Stock shall be on an equal basis with the common stock in preference to any distribution of any of the assets of the Corporation.

Series B Preferred Stock

The Series B Preferred Stock is not convertible into shares of the Company’s Common Stock. The Holder of the Series B Preferred Stock shall be entitled to vote on all matters subject to a vote or written consent of the holders of the Company’s Common Stock, and on all such matters, the share of Series B Preferred Stock shall be entitled to that number of votes as determined by multiplying (a) the number of shares of Series B Preferred Stock held by such Holder, by (b) 200. The Holder of the Series B Preferred Stock shall vote together with the holders of Common Stock as a single class. With respect to all matters upon which stockholders are entitled to vote or to which stockholders are entitled to give consent, the holders of the outstanding shares of Series B Preferred Stock shall vote together with the holders of Common Stock without regard to class, except as to those matters on which separate class voting is required by applicable law, Articles of Incorporation, or By-laws.

On May 12, 2023, the Company’s Board of Directors approved a One for Three Hundred (1-for-300) Reverse Stock Split of the issued and outstanding shares of Common Stock. As of the date of filing the reverse split has not been approved by FINRA and as such the financial statements have not been retroactively restated to reflect the split.

On October 12, 2023, the Board of Directors authorize an amendment to the articles of Incorporation to specifically increase the authorized shares to One Billion (1,000,000,000), consisting of; (i) Seven Hundred Million (700,000,000) shares of Common Stock, par value $0.0001 per share, Three Hundred Million (300,000,000) shares of preferred stock, par value $0.0001 per share which are issuable in one or more Series; to designate 10,000,000 preferred shares as Series A Preferred Stock and, (iv) to designate 10,000,000 preferred shares as Series B Preferred Stock.

On September 22, 2023, the Company issued 72,000 restricted shares of common stock (Post split) valued at $489,600 for prepaid services of which $0 and $367,200 was expensed during the years ended December 31, 2025 and 2024 respectively.

On July 16, 2026, the Company completed a 1-for-500 reverse stock split of our issued and outstanding common stock. The financial statements have been retroactively restated to show the effect of the stock split.